PAINEWEBBER U.S. GOVERNMENT INCOME FUND

            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE              TOTAL RETURN/1/
                   -------------------------- -----------------------------
                                                12 MONTHS       6 MONTHS
                   11/30/95 05/31/95 11/30/94 ENDED 11/30/95 ENDED 11/30/95
---------------------------------------------------------------------------
Class A Shares      $9.12    $8.95    $8.50       14.70%          5.15%
---------------------------------------------------------------------------
Class B Shares       9.12     8.95     8.50       13.81           4.74
---------------------------------------------------------------------------
Class C Shares/3/    9.11     8.94     8.49       14.12           4.88
---------------------------------------------------------------------------

Performance Summary Class A Shares

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                     TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID/2/  RETURN/1/
------------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57   $ 9.78    $               $0.3515         5.95%
                                         --
------------------------------------------------------------------------------
1985                  9.78    10.32      --             1.2600        19.79
------------------------------------------------------------------------------
1986                 10.32    10.21     0.0053          1.1924        11.18
------------------------------------------------------------------------------
1987                 10.21     9.34     0.0027          0.9160         0.59
------------------------------------------------------------------------------
1988                  9.34     9.18      --             0.8718         7.83
------------------------------------------------------------------------------
1989                  9.18     9.49      --             0.7994        12.58
------------------------------------------------------------------------------
1990                  9.49     9.57      --             0.7883         9.25
------------------------------------------------------------------------------
1991                  9.57    10.18      --             0.7683        15.04
------------------------------------------------------------------------------
1992                 10.18    10.05      --             0.7372         6.23
------------------------------------------------------------------------------
1993                 10.05    10.03      --             0.6590         6.48
------------------------------------------------------------------------------
1994                 10.03     8.40      --             0.6014       -10.51
------------------------------------------------------------------------------
01/01/95-11/30/95     8.40     9.12      --             0.5083        14.99
------------------------------------------------------------------------------
                             Total:    $0.0080         $9.4536
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/95: 153.00%
------------------------------------------------------------------------------
Performance Summary Class B Shares
                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                     TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.59   $10.19    $               $0.3535        10.09%
                                         --
------------------------------------------------------------------------------
1992                 10.19    10.05      --             0.6599         5.31
------------------------------------------------------------------------------
1993                 10.05    10.04      --             0.5821         5.78
------------------------------------------------------------------------------
1994                 10.04     8.40      --             0.5317       -11.28
------------------------------------------------------------------------------
01/01/95-11/30/95     8.40     9.12      --             0.4486        14.21
------------------------------------------------------------------------------
                             Total:    $0.0000         $2.5758
------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 24.28%
------------------------------------------------------------------------------
Performance Summary Class C Shares/3/
                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                     TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID  RETURN/1/
------------------------------------------------------------------------------
07/02/92-12/31/92   $10.13   $10.05    $               $0.3281         2.16%
                                         --
------------------------------------------------------------------------------
1993                 10.05    10.02      --             0.6089         5.85
------------------------------------------------------------------------------
1994                 10.02     8.39      --             0.5557       -10.97
------------------------------------------------------------------------------
01/01/95-11/30/95     8.39     9.11      --             0.4683        14.49
------------------------------------------------------------------------------
                             Total:    $0.0000         $1.9610
------------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 10.23%
--------------------------------------------------------------------------------
/1/Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/Certain distributions may contain short-term capital gains.
/3/Formerly Class D shares
Note: The Fund offers Class Y (formerly Class C) shares to the trustee of the
      PaineWebber Savings Investment Plan. For the year ended November 30,
      1995, and since inception, September 11, 1991 through November 30, 1995, Class Y shares have a total return of 15.06% and 24.32%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER INVESTMENT GRADE INCOME FUND

            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE              TOTAL RETURN/1/
                   -------------------------- -----------------------------
                                                12 MONTHS       6 MONTHS
                   11/30/95 05/31/95 11/30/94 ENDED 11/30/95 ENDED 11/30/95
---------------------------------------------------------------------------
Class A Shares      $10.68   $10.41   $9.67       18.95%          6.24%
---------------------------------------------------------------------------
Class B Shares       10.67    10.41    9.67       17.97           5.75
---------------------------------------------------------------------------
Class C Shares/3/    10.68    10.41    9.67       18.37           5.98
---------------------------------------------------------------------------

Performance Summary Class A Shares

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID/2/ RETURN/1/
-----------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57   $ 9.77    $              $ 0.3549       5.88%
                                         --
-----------------------------------------------------------------------------
1985                  9.77    10.52      --             1.3080      22.76
-----------------------------------------------------------------------------
1986                 10.52    10.75     0.0125          1.2060      14.47
-----------------------------------------------------------------------------
1987                 10.75     9.55     0.0279          0.9846      -1.51
-----------------------------------------------------------------------------
1988                  9.55     9.51      --             0.8603       8.88
-----------------------------------------------------------------------------
1989                  9.51     9.77      --             0.8363      11.98
-----------------------------------------------------------------------------
1990                  9.77     9.54      --             0.8284       6.04
-----------------------------------------------------------------------------
1991                  9.54    10.42      --             0.8180      18.04
-----------------------------------------------------------------------------
1992                 10.42    10.50      --             0.8081       8.87
-----------------------------------------------------------------------------
1993                 10.50    11.08      --             0.7920      13.35
-----------------------------------------------------------------------------
1994                 11.08     9.70      --             0.7659      -5.59
-----------------------------------------------------------------------------
01/01/95-11/30/95     9.70    10.68      --             0.6591      17.39
-----------------------------------------------------------------------------
                             Total:    $0.0404        $10.2216
-----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/95: 208.46%
-----------------------------------------------------------------------------
Performance Summary Class B Shares

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.79   $10.41    $              $ 0.3795      10.38%
                                         --
-----------------------------------------------------------------------------
1992                 10.41    10.49      --             0.7623       8.05
-----------------------------------------------------------------------------
1993                 10.49    11.08      --             0.7101      12.63
-----------------------------------------------------------------------------
1994                 11.08     9.70      --             0.6894      -6.30
-----------------------------------------------------------------------------
01/01/95-11/30/95     9.70    10.67      --             0.5923      16.53
-----------------------------------------------------------------------------
                             Total:    $0.0000        $ 3.1336
-----------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 46.67%
-----------------------------------------------------------------------------
Performance Summary Class C Shares/3/

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92-12/31/92   $10.48   $10.50    $              $ 0.3377       3.44%
                                         --
-----------------------------------------------------------------------------
1993                 10.50    11.08      --             0.7383      12.80
-----------------------------------------------------------------------------
1994                 11.08     9.70      --             0.7022      -6.00
-----------------------------------------------------------------------------
01/01/95-11/30/95     9.70    10.68      --             0.6147      16.89
-----------------------------------------------------------------------------
                             Total:    $0.0000        $ 2.3929
-----------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 28.10%
--------------------------------------------------------------------------------
/1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2Certain/distributions may contain short-term capital gains.
/3Formerly/Class D shares

PAINEWEBBER HIGH INCOME FUND

            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE              TOTAL RETURN/1/
                   -------------------------- -----------------------------
                                                12 MONTHS       6 MONTHS
                   11/30/95 05/31/95 11/30/94 ENDED 11/30/95 ENDED 11/30/95
---------------------------------------------------------------------------
Class A Shares      $6.96    $7.24    $7.14        9.01%          1.39%
---------------------------------------------------------------------------
Class B Shares       6.95     7.23     7.14        8.05           1.02
---------------------------------------------------------------------------
Class C Shares/3/    6.97     7.25     7.15        8.45           1.15
---------------------------------------------------------------------------

Performance Summary Class A Shares

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID/2/ RETURN/1/
-----------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57   $ 9.80    $0.0100        $ 0.3717        6.46%
-----------------------------------------------------------------------------
1985                  9.80    10.38      --             1.4080       21.67
-----------------------------------------------------------------------------
1986                 10.38    10.36     0.0250          1.4160       14.27
-----------------------------------------------------------------------------
1987                 10.36     8.88     0.0475          1.3010       -1.98
-----------------------------------------------------------------------------
1988                  8.88     8.44      --             1.2317        9.13
-----------------------------------------------------------------------------
1989                  8.44     7.26      --             1.0687       -1.83
-----------------------------------------------------------------------------
1990                  7.26     5.70      --             0.9744       -9.25
-----------------------------------------------------------------------------
1991                  5.70     7.23      --             0.9661       45.92
-----------------------------------------------------------------------------
1992                  7.23     7.93      --             0.9698       24.06
-----------------------------------------------------------------------------
1993                  7.93     8.77      --             0.8894       22.74
-----------------------------------------------------------------------------
1994                  8.77     6.96      --             0.8576      -11.69
-----------------------------------------------------------------------------
01/01/95-11/30/95     6.96     6.96      --             0.6962       10.15
-----------------------------------------------------------------------------
                             Total:    $0.0825        $12.1506
-----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/95: 209.61%
-----------------------------------------------------------------------------
Performance Summary Class B Shares

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91-12/31/91    $6.85   $7.22     $              $ 0.4960       12.92%
                                         --
-----------------------------------------------------------------------------
1992                  7.22    7.92       --             0.9037       23.07
-----------------------------------------------------------------------------
1993                  7.92    8.77       --             0.8237       21.97
-----------------------------------------------------------------------------
1994                  8.77    6.96       --             0.7969      -12.34
-----------------------------------------------------------------------------
01/01/95-11/30/95     6.96    6.95       --             0.6493        9.29
-----------------------------------------------------------------------------
                             Total:    $0.0000        $ 3.6696
-----------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 62.37%
-----------------------------------------------------------------------------
Performance Summary Class C Shares /3/

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED     DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92-12/31/92    $7.80   $7.94     $              $ 0.4041        7.07%
                                         --
-----------------------------------------------------------------------------
1993                  7.94    8.79       --             0.8456       22.22
-----------------------------------------------------------------------------
1994                  8.79    6.97       --             0.8185      -12.20
-----------------------------------------------------------------------------
01/01/95-11/30/95     6.97    6.97       --             0.6654        9.66
-----------------------------------------------------------------------------
                             Total:    $0.0000        $ 2.7336
-----------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/95: 26.00%
--------------------------------------------------------------------------------
/1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2Certain/distributions may contain short-term capital gains.
/3Formerly/Class D shares

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

            PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1995

 PRINCIPAL
  AMOUNT                                     MATURITY           INTEREST
   (000)                                      DATES              RATES          VALUE
 ---------                             -------------------- ---------------- ------------
 U.S. GOVERNMENT OBLIGATIONS -
  42.90%
 $ 73,700+  U.S. Treasury Bonds.....   05/15/05 to 02/15/25 7.500 to 12.000% $ 89,370,914
  148,311   U.S. Treasury Notes.....   05/31/97 to 08/15/05  5.750 to 7.875   157,130,823
                                                                             ------------
 Total U.S. Government Obligations
  (cost - $238,558,131).............                                          246,501,737
                                                                             ------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -
   5.51%
    4,212   GNMA....................         10/15/24            8.500          4,398,124
      378   GNMA....................   10/15/16 to 05/15/18      9.000            401,271
      176   GNMA....................         08/15/17            9.500            189,476
    2,934   GNMA....................   06/15/11 to 02/15/16      11.000         3,299,260
   20,563   GNMA....................         09/15/20            11.500        23,378,115
                                                                             ------------
 Total Government National Mortgage
  Association Certificates
  (cost - $30,685,520)..............                                           31,666,246
                                                                             ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES -
   12.40%
      421   FHLMC...................         03/01/09            6.500            420,006
      203   FHLMC...................         08/01/25            7.000            203,559
    7,531   FHLMC...................         07/01/24            7.743*         7,798,525
    6,515   FHLMC...................         11/01/22            7.803*         6,769,246
    3,172   FHLMC...................         03/01/24            7.843*         3,287,708
    3,989   FHLMC...................   06/01/25 to 08/01/25      8.000          4,106,346
   17,999   FHLMC...................         04/01/25            9.000         19,067,657
    3,933   FHLMC...................         09/01/05            10.000         4,160,314
    5,804   FHLMC...................   06/01/04 to 12/01/05      10.500         6,116,383
    9,606   FHLMC...................         01/01/16            11.000        10,646,028
    7,719   FHLMC...................         10/01/16            11.500         8,651,040
                                                                             ------------
 Total Federal Home Loan Mortgage
  Corporation Certificates
  (cost - $71,267,166)..............                                           71,226,812
                                                                             ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -
   13.14%
   34,697   FNMA....................   07/01/17 to 02/01/25      7.000         34,676,806
   31,641   FNMA....................   02/01/14 to 07/01/25      7.500         32,195,538
    4,645   FNMA....................   04/01/17 to 08/01/25      8.500          4,825,762
    3,622   FNMA....................         05/01/09            9.000          3,821,487
                                                                             ------------
 Total Federal National Mortgage
  Association Certificates
  (cost - $73,170,182)..............                                           75,519,593
                                                                             ------------
 AGENCY BACKED NOTES - 17.19%
   57,500   Federal Home Loan
             Mortgage Corporation...   09/23/99 to 09/08/04  7.420 to 7.980    58,947,596
   38,000   Federal National
             Mortgage Association...   06/12/00 to 12/10/03  5.800 to 8.900    39,808,562
                                                                             ------------
 Total Agency Backed Notes (cost -
   $92,967,267).....................                                           98,756,158
                                                                             ------------
 COLLATERALIZED MORTGAGE
  OBLIGATIONS - 5.28%
   12,472   FNMA REMIC, Trust 1987-
             2, Class Z.............         11/25/17            11.000        13,829,234
   10,010   FNMA REMIC, Trust 1994-
             M5, Class C............         02/25/09            8.400         11,204,944
      300   Collateralized Mortgage
             Obligation Trust Series
             14,
             Class Z................         01/01/17            8.000            306,565
      170   Community Program Loan
             Trust Series 1987-A,
             Class A4...............         10/01/18            4.500            149,347
      213   Mid-State Trust, Series
             4, Class A.............         04/01/30            8.330            229,289
    4,550   Structured Asset
             Securities Corporation,
             Series 1995-C4, Class
             A-1B...................         06/25/26            6.890          4,602,609
                                                                             ------------
 Total Collateralized Mortgage
  Obligations
  (cost - $29,026,059)..............                                           30,321,988
                                                                             ------------

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------
 ASSET-BACKED SECURITIES - 2.37%
  $  150   MBNA Master Credit Card
            Trust, Series 1995-F,
            Class A................         01/15/03           6.600%      $    154,621
     160   Standard Credit Card
            Master Trust, Series
            1995-6, Class A........         06/07/00            6.750           163,650
   3,972   Western Financial,
            Series 1994-4, Class A-
            1......................         01/01/00            7.100         4,039,802
   9,161   Western Financial,
            Series 1994-4, Class A-
            2......................         01/01/00            7.100         9,284,565
                                                                           ------------
 Total Asset-Backed Securities
  (cost - $13,407,462)..............                                         13,642,638
                                                                           ------------
 CORPORATE BONDS - 0.37%
     125   American Home Products..         02/15/00            7.700           133,018
     125   BCH Cayman Islands......         06/15/04            8.250           135,822
     125   Bell Telephone Company..         12/15/30            8.350           153,941
     100   Columbia/HCA
            Healthcare.............         04/15/24            8.360           115,074
     150   Ford Motor Credit
            Company................         05/15/99            7.250           155,785
     600   General Motors
            Acceptance Corp. -
             Medium Term Notes.....         09/11/97            6.100           602,850
     245   Hydro Quebec............   02/01/12 to 04/15/26 8.250 to 11.750      311,902
     240   Lehman Brothers Inc.....         07/15/02            7.125           245,698
     100   Province of Ontario.....         08/04/05            7.000           104,315
     160   Vornado Finance
            Corporation............         12/01/00            6.360           160,000
                                                                           ------------
 Total Corporate Bonds (cost -
   $2,035,587)......................                                          2,118,405
                                                                           ------------
 REPURCHASE AGREEMENT - 0.01%
      25   Repurchase Agreement
            dated 11/30/95, with
            State Street Bank and
            Trust Company,
            collateralized by
            $24,915 U.S. Treasury
            Notes, 6.000% due
            08/31/97; proceeds:
            $25,004 (cost -
             $25,000)..............         12/01/95            5.250            25,000
                                                                           ------------
 Total Investments (cost -
   $551,142,374) - 99.17%...........                                        569,778,577
 Other assets in excess of
  liabilities - 0.83%...............                                          4,763,785
                                                                           ------------
 Net Assets - 100.00%...............                                       $574,542,362
                                                                           ============

-------
+ Entire or partial principal amount pledged as collateral for futures transactions.
* Adjustable rate instrument
REMIC - Real Estate Mortgage Investment Conduit

 FUTURES CONTRACTS
                                                                  UNREALIZED
 NUMBER OF                                   IN      EXPIRATION  APPRECIATION
 CONTRACTS     CONTRACT TO RECEIVE      EXCHANGE FOR    DATE    (DEPRECIATION)
 ---------     -------------------      ------------ ---------- --------------
    340    10 year U.S. Treasury
            Notes.....................  $38,547,500    Dec 95      $42,500
    200    10 year U.S. Treasury
            Notes.....................   22,675,000    Dec 95       (6,250)
                                                                   -------
    Total net unrealized appreciation..                            $36,250
                                                                   =======

                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND
            PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1995

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------- ------------
 CORPORATE BONDS - 88.34%
 Airlines - 4.35%
  $ 2,500  AMR Corp................         04/15/21           10.000%      $  3,054,985
   10,500  Delta Airlines Inc. ....   04/30/16 to 12/15/22 10.375 to 10.500   12,999,048
                                                                            ------------
                                                                              16,054,033
                                                                            ------------
 Auto/Truck Manufacturers - 2.77%
    9,500  General Motors Corp. ...   07/15/01 to 09/01/25  7.400 to 9.125    10,232,942
                                                                            ------------
 Banking - 12.85%
           Bankers Trust New York
    5,000   Corp. .................         05/01/05            8.250          5,515,355
    6,000  Chase Manhattan Corp. ..         08/01/04            7.875          6,305,502
    5,000  Citicorp ...............         11/01/04            8.625          5,379,845
           First America Bank Corp.
    7,000   .......................         07/15/04            7.750          7,558,613
           Old Kent Financial Corp.
    6,500   .......................         11/15/05            6.625          6,518,304
    6,000  PNC Bank NA ............         04/15/05            7.875          6,552,804
    4,000  Society National Bank ..         06/15/03            6.750          4,085,932
           Southtrust Bank Alabama
    5,000   .......................         05/15/05*           7.690          5,562,730
                                                                            ------------
                                                                              47,479,085
                                                                            ------------
 Cable/Communications - 3.68%
           TCI Communications Inc.
    5,000   .......................         08/01/15            8.750          5,392,650
    7,000  TKR Cable Inc. .........         10/30/07            10.500         8,203,300
                                                                            ------------
                                                                              13,595,950
                                                                            ------------
 Chemicals - 1.61%
    5,500  Huntsman Corp. .........         04/15/01            10.625         5,960,625
                                                                            ------------
 Diversified/Industrial - 9.25%
           American Standard Inc.
    4,000   .......................         05/15/04            11.375         4,430,000
    6,000  HMH Properties Inc. ....         05/15/05            9.500          6,045,000
    6,500  ITT Destinations .......   11/15/00 to 11/15/25  6.250 to 7.750     6,471,841
    5,000  Joy Technologies Inc. ..         09/01/03            10.250         5,600,000
    2,000  Ogden Corp. ............         03/01/22            9.250          2,475,160
    3,750  Overhead Door Corp. ....         02/01/00            12.250         3,581,250
    5,000  Owens-Illinois Inc. ....         12/01/03            11.000         5,581,250
                                                                            ------------
                                                                              34,184,501
                                                                            ------------
 Financial Services - 2.76%
    5,000  Bear Stearns & Co. .....         04/15/03            6.750          5,083,665
           Countrywide Funding
    5,000   Corp. .................         09/15/05            6.875          5,101,145
                                                                            ------------
                                                                              10,184,810
                                                                            ------------
 Food & Beverage - 2.23%
           Grand Metropolitan
    7,500   Investment Corp. ......         04/15/05*           7.450          8,241,308
                                                                            ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------- ------------
 CORPORATE BONDS - (CONTINUED)
 Hotel/Gaming - 2.52%
  $ 5,000  Bally's Grand Inc. .....         12/15/03           10.375%      $  5,012,500
    4,000  GNS Finance Corp. ......         03/15/03            9.250          4,300,000
                                                                            ------------
                                                                               9,312,500
                                                                            ------------
 Insurance - 4.60%
           Allmerica Financial
    4,000   Corp. .................         10/15/25            7.625          4,102,404
    4,265  CNA Financial Corp. ....         11/15/23            7.250          4,130,759
    3,200  Chubb Corp. ............         11/15/99            8.750          3,373,210
           Leucadia National Corp.
    5,000   .......................         06/15/02            10.375         5,387,500
                                                                            ------------
                                                                              16,993,873
                                                                            ------------
 Media - 7.90%
           News America Holdings
   11,500   Inc. ..................   10/15/12 to 02/01/13  9.250 to 10.125   13,485,612
           Paramount Communications
    5,000   Inc. ..................         07/15/23            7.500          4,919,320
    5,000  Time Warner Inc. .......         02/01/23            9.150          5,543,160
    5,000  Viacom Inc. ............         06/01/05            7.750          5,232,100
                                                                            ------------
                                                                              29,180,192
                                                                            ------------
 Oil & Gas - 1.21%
           Occidental Petroleum
    3,750   Corp. .................         06/01/19            11.125         4,458,368
                                                                            ------------
 Retail/Drug Stores - 3.79%
    2,500  Hook SuperX Inc. .......         06/01/02            10.125         2,739,045
           Mays Department Stores
    4,750   Co. ...................         06/15/21            9.875          5,708,227
    5,000  Shopko Stores ..........         03/15/22            9.250          5,562,840
                                                                            ------------
                                                                              14,010,112
                                                                            ------------
 Telephone Companies &
  Telecommunications - 6.77%
   10,100  Alltell Corp. ..........         03/01/21            9.500         10,887,346
    8,000  Pacific Bell ...........         08/15/31            8.500          8,860,648
           Rogers Cantel Mobile
    5,000   Inc. ..................         11/01/01            10.750         5,262,500
                                                                            ------------
                                                                              25,010,494
                                                                            ------------
 Utilities - 13.74%
           Arizona Public Service
    3,400   Co. ...................         08/01/23            7.250          3,281,109
           Commonwealth Edison Co.
   11,000   .......................         06/15/20            9.875         12,893,594
           Consolidated Edison Co.
    2,000   of New York Inc. ......         12/01/25            9.700          2,151,196
    7,000  Cooperative Utilities ..         03/15/19            9.520          7,809,046
    7,750  Duke Power Co. .........         03/01/21            8.750          8,045,221
           Louisiana Power & Light
    5,000   Co. ...................         07/01/22            8.500          5,172,650
           New York State Electric
    1,540   & Gas Co. .............         02/01/20            9.875          1,642,952
           Oklahoma Gas & Electric
    5,000   Co. ...................         10/15/00            6.250          5,048,825
           Texas Utilities Electric
    4,000   Co. ...................         05/01/21            9.750          4,700,948
                                                                            ------------
                                                                              50,745,541
                                                                            ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 CORPORATE BONDS - (CONCLUDED)
 Yankee - 8.31%
           Banca Commerziale
  $ 9,500   Italiana ..............         07/15/07           8.250%     $ 10,313,855
           Indah Kiat International
    5,000   Finance Co. ...........         06/15/02           11.875        5,000,000
    7,000  Midland Bank PLC .......         05/01/07*          7.650         7,652,610
    7,300  Philips Electronics ....         05/15/07*          7.125         7,724,415
                                                                          ------------
                                                                            30,690,880
                                                                          ------------
 Total Corporate Bonds (cost -
   $308,372,579)....................                                       326,335,214
                                                                          ------------
 U.S. GOVERNMENT OBLIGATIONS - 4.42%
    8,000  U.S. Treasury Bills ....   12/14/95 to 02/08/96 5.240 to 5.365    7,968,080
    8,000  U.S. Treasury Notes ....   09/30/00 to 08/15/05 6.125 to 6.500    8,361,872
                                                                          ------------
 Total U.S. Government Obligations
  (cost - $16,254,020)..............                                        16,329,952
                                                                          ------------
 REPURCHASE AGREEMENTS - 5.85%
    4,624  Repurchase Agreement
            dated 11/30/95, with
            Daiwa Securities
            America Inc.
            collateralized by
            $4,675,000 U.S.
            Treasury Notes, 6.500%
            due 11/30/96; proceeds:
            $4,624,755.............         12/01/95           5.880         4,624,000
   17,000  Repurchase Agreement
            dated 11/30/95, with
            Nomura Securities
            International
            collateralized by
            $17,320,000 U.S.
            Treasury Notes, 5.125%
            due 03/31/98; proceeds:
            $17,002,774............         12/01/95           5.875        17,000,000
                                                                          ------------
 Total Repurchase Agreements (cost -
  $21,624,000)......................                                        21,624,000
                                                                          ------------
 Total Investments (cost -
   $346,250,599) - 98.61%...........                                       364,289,166
 Other assets in excess of
  liabilities - 1.39%...............                                         5,131,021
                                                                          ------------
 Net Assets - 100.00%...............                                      $369,420,187
                                                                          ============

-------
* Maturity date reflects earliest date bonds can be put back to issuer.


                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND

            PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1995

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------

 CORPORATE BONDS - 91.74%
 Aerospace - 5.18%
  $15,000  GPA Holland BV..........   01/15/99 to 02/25/99 8.625 to 9.140% $ 13,056,250
   11,750  SabreLiner Corp. Series
            A......................         04/15/03           12.500        11,045,000
    5,000  Wyman Gordon............         03/15/03           10.750         5,200,000
                                                                           ------------
                                                                             29,301,250
                                                                           ------------
 Airlines - 0.31%
    8,500# USAfrica Airways,
            Inc.++.................         05/31/99          12.000(a)       1,750,000
                                                                           ------------
 Cable - 3.88%
    8,650# Australis Media.........         05/15/03           14.000+        6,271,250
    5,000  Fundy Cable.............         11/15/05           11.000         5,125,000
    2,500  Lenfest Communications..         11/01/05            8.375         2,493,750
   11,000  Marcus Cable Co. .......         08/01/04           13.500+        8,030,000
                                                                           ------------
                                                                             21,920,000
                                                                           ------------
 Chemicals - 2.59%
    7,750  Acetex Corp.**..........         10/01/03            9.750         7,924,375
    8,390  Associated Materials....         08/15/03           11.500         6,712,000
                                                                           ------------
                                                                             14,636,375
                                                                           ------------
 Communications - 11.39%
   14,000  Comcast Cellular........         03/05/00            0.000        10,710,000
    8,000  Intelcom Group..........         09/15/05           13.500+        4,520,000
    8,000  IXC Communications
            Inc.** ................         10/01/05           13.000*        8,410,000
    7,000  Mobile
            Telecommunications.....         12/15/02           13.500         7,962,500
   11,130  PageMart Nationwide
            Inc....................         02/01/05           15.000+        7,206,675
    5,000  Paxson
            Communications**.......         10/01/02           11.625         4,937,500
    9,500  People's Telephone......         07/15/02           12.250         7,790,000
   14,000  Telewest PLC............         10/01/07           11.000+        8,120,000
    9,250  Viatel Inc..............         01/15/05           15.000+        4,763,750
                                                                           ------------
                                                                             64,420,425
                                                                           ------------
 Consumer Manufacturing - 7.19%
    3,150  American Safety Razor...         08/01/05            9.875         3,157,875
    7,515  Apparel Ventures,
            Inc. ..................         12/31/00           12.250         5,899,275
    7,606  Chattem Inc.............         06/15/04           12.750         7,149,640
    8,500  Decorative Home
            Accents**..............         06/30/02           13.000         8,500,000
   14,000  Icon Health & Fitness...         11/15/04           15.000+        8,680,000
    3,000  JPS Textile.............         06/01/99           10.250         2,340,000
    6,250  US Leather Inc. ........         07/31/03           10.250         4,937,500
                                                                           ------------
                                                                             40,664,290
                                                                           ------------
 Energy - 7.58%
    6,000  Crown Central
            Petroleum..............         02/01/05           10.875         6,270,000
    8,500  Empire Gas Corp.........         07/15/04           12.875+        7,203,750
    4,350  Kelley Oil & Gas........         06/15/99           13.500         3,306,000
    8,000  Pemex...................         12/01/23            8.625         5,680,000
    2,125  Santa Fe Energy.........         05/15/04           11.000         2,316,250
   10,750# Transamerican Refining
            Corp. .................         02/15/02           18.500+        7,738,065
   10,000  TransTexas Gas..........         06/15/02           11.500        10,337,500
                                                                           ------------
                                                                             42,851,565
                                                                           ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------

 CORPORATE BONDS - (CONTINUED)
 Financial Services - 3.66%
  $ 4,700  American Life Holding
            Co. ...................         09/15/04           11.250%     $  4,982,000
    2,500  CCP Funding.............         12/15/04           10.500         2,631,250
    8,000  Imperial Credit
            Industries.............         01/15/04            9.750         7,440,000
    5,500  Reliance Group Holdings
            Inc....................         11/15/00            9.000         5,637,500
    7,526  West Fed Holdings++.....         09/15/99          15.500(a)               0
                                                                           ------------
                                                                             20,690,750
                                                                           ------------
 Food & Beverage - 7.27%
    6,000  American Rice Inc. .....         07/31/02           13.000         5,640,000
    3,500  Flagstar................         12/01/02           10.875         3,193,750
    4,500  Fresh Delmonte Produce
            N.V....................         05/01/03           10.000         3,892,500
   42,000  Iowa Select Farms++.....         02/15/04           17.250+       16,909,839
    6,500  Specialty Equipment
            Companies Inc. ........         12/01/03           11.375         6,581,250
    5,000  TLC Beatrice
            International..........         10/01/05           11.500         4,900,000
                                                                           ------------
                                                                             41,117,339
                                                                           ------------
 Gaming - 5.41%
   10,075  El Comandante Capital
            Corp. .................         12/15/03           11.750         8,664,500
   10,258# Grand Palais Casino,
            Inc.++.................         11/01/97          18.250(a)               0
   25,892# Hemmeter Enterprises**..         12/15/00          12.000(a)      11,133,663
   10,000  PRT Funding Inc. .......         04/15/04           11.625         7,500,000
   11,175# Sam Houston Race Park...         07/15/99          11.750(a)       3,296,625
                                                                           ------------
                                                                             30,594,788
                                                                           ------------
 General Industrial - 6.69%
    6,000  Alpine Group**..........         07/15/03           12.250         5,805,000
    2,000  Communications &
            Power**................         08/01/05           12.000         2,055,000
    5,000  Kindercare Learning
            Centers................         06/01/01           10.375         5,250,000
    3,000  Owens-Illinois Inc. ....         12/01/03           11.000         3,348,750
    4,500  Poindexter JB Inc. .....         05/15/04           12.500         3,600,000
    5,000  Sullivan Graphics**.....         08/01/05           12.750         4,862,500
    5,500  Terex Corp.**...........         05/15/02           13.750         4,730,000
    8,500# Uniroyal Technology
            Corp. .................         06/01/03           11.750         8,160,000
                                                                           ------------
                                                                             37,811,250
                                                                           ------------
 Healthcare - 1.47%
    7,800  Tenet Healthcare........   12/01/03 to 03/01/05 8.625 to 10.125    8,316,000
                                                                           ------------
 Homebuilding - 1.04%
    6,250  MDC Holdings Corp. .....         12/15/03           11.125         5,875,000
                                                                           ------------
 Media - 4.48%
   12,000  Affiliated Newspaper....         07/01/06           13.250+        6,960,000
    5,000  Pegasus Media...........         07/01/05           12.500         4,950,000
   10,000  Universal Outdoor
            Holdings Inc. .........         07/01/04           14.000+        5,837,500
    7,500  Viacom..................         07/07/06            8.000         7,593,750
                                                                           ------------
                                                                             25,341,250
                                                                           ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------

 CORPORATE BONDS - (CONCLUDED)
 Packaging - 4.89%
  $   665  Data Documents Inc. ....         07/15/02           13.500%     $    721,525

    5,250  Doman Industries Ltd. ..         03/15/04            8.750         5,026,875
    5,580  Grupo Industrial Durango
            S.A. ..................         07/15/01           12.000         4,673,250
    7,500  Indah Kiat
            International..........         06/15/06           12.500         7,481,250
    5,000  RePap Wisconsin.........         05/01/06            9.875         4,800,000
    5,000  Tembec Finance Corp. ...         09/30/05            9.875         4,937,500
                                                                           ------------
                                                                             27,640,400
                                                                           ------------
 Retail - 11.56%
   20,000  Apparel Retailers Inc...         08/15/05           12.750+       12,200,000
    7,500  Big Five Holdings.......         09/15/02           13.625         6,825,000
    4,400  Cort Furniture Rental...         09/01/00           12.000         4,686,000
    7,750  County Seat.............         10/01/02           12.000         6,975,000
   12,350  Finlay Enterprises
            Inc. ..................         05/01/05           12.000+        8,521,500
    6,000  Great American Cookie
            Inc. ..................         01/15/01           10.875         5,100,000
    2,900  Pamida Inc. ............         03/15/03           11.750         2,320,000
    6,750  Pantry Inc. ............         11/15/00           12.000         6,716,250
    7,406  Petro PSC Properties....         06/01/02           12.500         7,146,790
    6,705  Wickes Lumber Co. ......         12/15/03           11.625         4,894,650
                                                                           ------------
                                                                             65,385,190
                                                                           ------------
 Supermarkets & Drugstores - 3.02%
    4,367  Di Giorgio Corp.........         02/15/03           12.000         3,624,610
   13,709  Duane Reade Holding
            Corp. .................         09/15/04           15.000+        4,798,150
   19,174  Farm Fresh Holdings.....         10/01/02           14.250         8,628,378
                                                                           ------------
                                                                             17,051,138
                                                                           ------------
 Transport Non-Air - 4.13%
    4,000  Gearbulk Holding........         12/01/04           11.250         4,240,000
    8,000  TNT Transport...........         04/15/04           11.500         8,340,000
    6,700  Viking Star.............         07/15/03            9.625         6,884,250
    4,000  Walbro Corp. ...........         07/15/05            9.875         3,900,000
                                                                           ------------
                                                                             23,364,250
                                                                           ------------
 Total Corporate Bonds (cost -
   $585,718,824)....................                                        518,731,260
                                                                           ------------
 CONVERTIBLE BONDS - 1.80%
 Technology - 1.80%
    3,000  Ampex Inc. .............         06/30/97            0.000         3,270,300
    6,500  EMC Corp. ..............         01/01/01            4.250         6,914,375
                                                                           ------------
 Total Convertible Bonds (cost -
   $8,893,302)......................                                         10,184,675
                                                                           ------------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCK (A) - 1.84%
 Communications - 0.29%
   38,955  PageMart Nationwide Inc. .....................................       350,595
  333,925  Viatel Inc. ..................................................     1,302,308
                                                                           ------------
                                                                              1,652,903
                                                                           ------------

PAINEWEBBER HIGH INCOME FUND

 NUMBER OF
   SHARES                         VALUE
 ----------                    ------------

 COMMON STOCK
  (A) -
   (CONCLUDED)
 Food & Beverage -
   0.04%
            Specialty Foods
             Acquisition
    240,000  Corp............. $    240,000
                               ------------
 Gaming - 0.59%
            Hollywood Casino
    506,666  Corp. ...........    2,659,996
            Lady Luck Gaming
    364,322  Corp. ...........      683,104
                               ------------
                                  3,343,100
                               ------------
 General
  Industrial -
   0.42%
            Berg Electronics
    333,840  Inc. ............    2,169,960
      7,926 Dimac Corp. ......      213,011
                               ------------
                                  2,382,971
                               ------------
 Healthcare -
   0.17%
            Total Renal
     63,000  Care.............      968,625
                               ------------
 Media - 0.09%
            Affiliated
     12,000  Newspaper........      360,000
        500 Pegasus Media.....      150,000
                               ------------
                                    510,000
                               ------------
 Retail - 0.06%
            Finlay
             Enterprises
     16,467  Inc. ............      259,355
            Vestar Investment
      5,000  Corp. ...........       75,000
                               ------------
                                    334,355
                               ------------
 Supermarkets &
  Drugstores -
   0.18%
            Duane Reade
     21,787  Corp. ...........      196,083
            Farm Fresh
     40,000  Holdings.........      800,000
                               ------------
                                    996,083
                               ------------
 Total Common Stock (cost -
   $3,140,842)................   10,428,037
                               ------------
 PREFERRED STOCK
  (A) - 1.11%
 General
  Industrial -
   0.39%
            Communications &
        838  Power............    2,203,800
                               ------------
 Retail - 0.72%
         80 Signet Group......    4,080,000
                               ------------
 Total Preferred Stock (cost -
   $6,000,000)................    6,283,800
                               ------------
 NUMBER OF
  WARRANTS
 ----------
 WARRANTS (A) -
   1.18%
 Aerospace - 0.01%
            SabreLiner
     11,750  Corp. ...........       58,750
                               ------------
 Communications -
   0.03%
            PageMart
             Nationwide
     27,600  Inc. ............      193,200
                               ------------

PAINEWEBBER HIGH INCOME FUND

  NUMBER OF
  WARRANTS                       VALUE
 -------------                ------------

 WARRANTS (A) -
   (CONCLUDED)
 Consumer
  Manufacturing -
   0.20%
      11,000 Chattem Inc. ... $     41,250
             Icon Health &
      14,000  Fitness........    1,120,000
                              ------------
                                 1,161,250
                              ------------
 Energy - 0.01%
             Empire Gas
      11,730  Corp. .........       35,190
                              ------------
 Food & Beverage -
   0.60%
             Iowa Select
     420,000  Farms++........    3,405,360
                              ------------
 Gaming - 0.06%
             HDA Management
      10,075  Corp. .........      328,203
                              ------------
 Homebuilding -
   0.00%
             Peters JM
      39,500  Inc. ..........       19,750
                              ------------
 Media - 0.08%
             AVI Holdings
       8,350  Inc. ..........       41,750
             Universal
              Outdoor
              Holdings
      10,000  Inc. ..........      400,000
                              ------------
                                   441,750
                              ------------
 Packaging - 0.10%
             Data Documents
       6,500  Inc. ..........      552,500
                              ------------
 Retail - 0.09%
             Cookies USA
       1,080  Inc. ..........       16,200
             Cort Furniture
      99,000  Rental.........      222,750
       8,000 County Seat.....       12,000
             Petro PSC
       7,406  Properties.....      236,992
                              ------------
                                   487,942
                              ------------
 Total Warrants (cost -
   $6,404,820)...............    6,683,895
                              ------------
 Total Investments (cost -
   $610,157,788) - 97.67%....  552,311,667
 Other assets in excess of
  liabilities - 2.33%........   13,165,206
                              ------------
 Net Assets - 100.00%........ $565,476,873
                              ============

-------
(a) Non-income producing securities
 # Security represents a unit which is composed of the stated bond or preferred stock with attached warrants or common stock.
+ Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
 * Adjustable rate instrument
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++Illiquid securities representing 4.0% of portfolio assets.


                 See accompanying notes to financial statements

PAINEWEBBER

            STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1995

                                          U.S.       INVESTMENT
                                       GOVERNMENT      GRADE          HIGH
                                      INCOME FUND   INCOME FUND   INCOME FUND
                                      ------------  ------------  ------------
Assets
Investments in securities, at value
 (cost - $551,142,374, $346,250,599
 and $610,157,788, respectively)....  $569,778,577  $364,289,166  $552,311,667
Interest receivable.................     7,677,142     7,301,392    13,189,533
Receivable for investments sold.....       878,321     4,176,118    20,107,148
Receivable for shares of beneficial
 interest sold......................       216,770        80,506       838,945
Variation margin receivable.........        36,250           --            --
Other assets........................       310,978        47,802         4,466
                                      ------------  ------------  ------------
Total assets........................   578,898,038   375,894,984   586,451,759
                                      ------------  ------------  ------------
Liabilities
Dividends payable...................     1,474,464     1,032,746     2,454,008
Payable for shares of beneficial
 interest repurchased...............     1,300,443     1,356,545     4,237,434
Payable to affiliate................       438,711       301,651       566,887
Payable for investments purchased...        80,143     3,203,124     9,419,833
Payable to custodian................           --            --      3,990,714
Accrued expenses and other
 liabilities........................     1,061,915       580,731       306,010
                                      ------------  ------------  ------------
Total liabilities...................     4,355,676     6,474,797    20,974,886
                                      ------------  ------------  ------------
Net Assets
Beneficial interest--$0.001 par
 value (unlimited amount
 authorized)........................   836,627,318   450,223,504   882,002,965
Distributions in excess of net
 investment income..................    (1,474,464)     (540,279)   (1,875,856)
Accumulated net realized losses from
 investment, option and futures
 transactions.......................  (279,282,945)  (98,301,605) (256,804,115)
Net unrealized
 appreciation/depreciation of
 investments and futures contracts..    18,672,453    18,038,567   (57,846,121)
                                      ------------  ------------  ------------
Net assets..........................  $574,542,362  $369,420,187  $565,476,873
                                      ============  ============  ============
Class A:
Net assets..........................  $430,284,894  $258,897,609  $248,619,481
                                      ------------  ------------  ------------
Shares outstanding..................    47,185,454    24,250,647    35,739,029
                                      ------------  ------------  ------------
Net asset value and redemption value
 per share..........................         $9.12        $10.68         $6.96
                                             =====        ======         =====
Maximum offering price per share
 (net asset value plus sales charge
 of 4.00% of offering price)........         $9.50        $11.13         $7.25
                                             =====        ======         =====
Class B:
Net assets..........................  $ 82,468,861  $ 71,372,356  $212,946,314
                                      ------------  ------------  ------------
Shares outstanding..................     9,042,514     6,687,180    30,629,651
                                      ------------  ------------  ------------
Net asset value and offering price
 per share..........................         $9.12        $10.67         $6.95
                                             =====        ======         =====
Class C:
Net assets..........................  $ 53,831,532  $ 39,150,222  $103,911,078
                                      ------------  ------------  ------------
Shares outstanding..................     5,908,843     3,667,320    14,914,733
                                      ------------  ------------  ------------
Net asset value and offering price
 per share..........................         $9.11        $10.68         $6.97
                                             =====        ======         =====
Class Y:
Net assets..........................  $  7,957,075
                                      ------------
Shares outstanding..................       873,368
                                      ------------
Net asset value, offering price and
 redemption value per share.........         $9.11
                                             =====

                 See accompanying notes to financial statements

PAINEWEBBER

            STATEMENT OF OPERATIONS         FOR THE YEAR ENDED NOVEMBER 30, 1995

                                             U.S.      INVESTMENT
                                          GOVERNMENT      GRADE        HIGH
                                          INCOME FUND  INCOME FUND INCOME FUND
                                          -----------  ----------- ------------
Investment Income:
Interest................................  $42,799,925  $31,668,053 $ 73,791,208
                                          -----------  ----------- ------------
Expenses:
Investment advisory and administration..    2,784,437    1,890,394    3,050,197
Service fees--Class A...................    1,010,288      660,995      658,053
Service and distribution fees--Class B..      897,787      722,217    2,336,921
Service and distribution fees--Class C..      434,110      310,949      848,445
Transfer agency and service fees........      543,779      316,753      519,823
Custody and accounting..................      286,221      150,116      177,435
Reports and notices to shareholders.....      208,100      127,615      146,631
Legal and audit.........................      158,425      104,832       94,512
State registration......................      121,635       40,740       78,166
Trustees' fees..........................        6,250        6,250        6,250
Reorganization expenses.................      179,070          --           --
Other expenses..........................      104,995       13,049       94,933
                                          -----------  ----------- ------------
                                            6,735,097    4,343,910    8,011,366
                                          -----------  ----------- ------------
Net investment income...................   36,064,828   27,324,143   65,779,842
                                          -----------  ----------- ------------
Realized and unrealized gains (losses)
 from investment activities:
Net realized gains (losses) from:
 Investment transactions................   (2,337,197)   5,724,646  (36,987,965)
 Futures Contracts......................    1,104,974          --           --
Net change in unrealized
 appreciation/depreciation of:
 Investments............................   40,607,371   31,522,859   21,627,563
 Futures contracts......................       36,250          --           --
                                          -----------  ----------- ------------
Net realized and unrealized gains
 (losses) from investment activities....   39,411,398   37,247,505  (15,360,402)
                                          -----------  ----------- ------------
Net increase in net assets resulting
 from operations........................  $75,476,226  $64,571,648 $ 50,419,440
                                          ===========  =========== ============


                 See accompanying notes to financial statements

PAINEWEBBER

            STATEMENT OF CHANGES IN NET ASSETS
                                            FOR THE YEAR ENDED NOVEMBER 30, 1995

                                        U.S.        INVESTMENT
                                     GOVERNMENT        GRADE          HIGH
                                    INCOME FUND     INCOME FUND    INCOME FUND
                                   --------------  -------------  -------------
From operations:
Net investment income............  $   36,064,828  $  27,324,143  $  65,779,842
Net realized gains (losses) from
 investment transactions.........      (2,337,197)     5,724,646    (36,987,965)
Net realized gains from futures
 contracts.......................       1,104,974            --             --
Net change in unrealized
 appreciation/depreciation of
 investments.....................      40,607,371     31,522,859     21,627,563
Net change in unrealized
 appreciation/depreciation of
 futures contracts...............          36,250            --             --
                                   --------------  -------------  -------------
Net increase in net assets
 resulting from operations.......      75,476,226     64,571,648     50,419,440
                                   --------------  -------------  -------------
Dividends to shareholders from:
Net investment income--Class A...     (26,985,748)   (19,623,343)   (29,457,620)
Net investment income--Class B...      (5,310,026)    (4,818,171)   (24,398,534)
Net investment income--Class C...      (3,591,061)    (2,882,641)   (12,058,241)
Net investment income--Class Y...        (357,072)           --             --
                                   --------------  -------------  -------------
Total dividends to shareholders..     (36,243,907)   (27,324,155)   (65,914,395)
                                   --------------  -------------  -------------
From beneficial interest
transactions:
Net proceeds from the sale of
 shares..........................      20,857,803     39,567,386    163,583,471
Shares issued in connection with
 the acquisition of Mitchell
 Hutchins/Kidder, Peabody
 Intermediate Fixed Income Fund..      17,397,551            --             --
Shares issued in connection with
 the acquisition of Mitchell
 Hutchins/Kidder, Peabody
 Government Income Fund..........      43,064,945            --             --
Cost of shares repurchased.......    (167,328,659)  (107,864,824)  (230,082,157)
Proceeds from dividends
 reinvested......................      19,660,388     14,085,541     28,397,685
                                   --------------  -------------  -------------
Net decrease in net assets from
 beneficial interest
 transactions....................     (66,347,972)   (54,211,897)   (38,101,001)
                                   --------------  -------------  -------------
Net decrease in net assets.......     (27,115,653)   (16,964,404)   (53,595,956)
Net assets:
Beginning of year................     601,658,015    386,384,591    619,072,829
                                   --------------  -------------  -------------
End of year......................  $  574,542,362  $ 369,420,187  $ 565,476,873
                                   ==============  =============  =============
                                           FOR THE YEAR ENDED NOVEMBER 30, 1994
From operations:
Net investment income............  $   49,770,005  $  27,669,132  $  81,226,517
Net realized losses from
 investment transactions.........     (90,205,295)   (18,925,323)   (42,848,247)
Net change in unrealized
 appreciation/depreciation of
 investments.....................     (41,153,792)   (29,597,304)  (111,001,210)
                                   --------------  -------------  -------------
Net decrease in net assets
 resulting from operations.......     (81,589,082)   (20,853,495)   (72,622,940)
                                   --------------  -------------  -------------
Dividends to shareholders from:
Net investment income--Class A...     (35,554,012)   (19,418,731)   (35,523,144)
Net investment income--Class B...      (7,531,696)    (4,525,799)   (28,733,202)
Net investment income--Class C...      (6,309,747)    (3,757,399)   (17,359,463)
Net investment income--Class Y...        (377,439)           --             --
                                   --------------  -------------  -------------
Total dividends to shareholders..     (49,772,894)   (27,701,929)   (81,615,809)
                                   --------------  -------------  -------------
From beneficial interest
 transactions:
Net proceeds from the sale of
 shares..........................      73,782,062     81,155,923    377,540,744
Shares issued in connection with
 the acquisition of PaineWebber
 Income Fund.....................             --     167,067,960            --
Cost of shares repurchased.......   (327,879,970)   (131,961,171)  (463,708,223)
Proceeds from dividends
 reinvested......................      27,332,029     14,432,019     36,511,036
                                   --------------  -------------  -------------
Net increase (decrease) in net
 assets from beneficial interest
 transactions....................   (226,765,879)    130,694,731    (49,656,443)
                                   --------------  -------------  -------------
Net increase (decrease) in net
 assets..........................   (358,127,855)     82,139,307   (203,895,192)
Net assets:
Beginning of year................     959,785,870    304,245,284    822,968,021
                                   --------------  -------------  -------------
End of year......................  $  601,658,015  $ 386,384,591  $ 619,072,829
                                   ==============  =============  =============

                 See accompanying notes to financial statements

PAINEWEBBER NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with five funds: PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively the "Funds"), PaineWebber Low Duration U.S. Government Income Fund and PaineWebber Utility Income Fund. The financial statements for PaineWebber Low Duration U.S. Government Income Fund and PaineWebber Utility Income Fund are not included herein.

Organizational Matters -- Currently, each Fund offers Class A, Class B and Class C (formerly Class D) shares. U.S. Government Income Fund also offers Class Y (formerly Class C) shares. Effective November 10, 1995, the Funds began using industry standardized nomenclature and Class D and Class C shares were renamed Class C and Class Y shares, respectively. Each Class represents interests in the same assets of the applicable Fund, and the Classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

Valuation of Investments -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber and investment adviser and administrator of the Funds, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

Repurchase Agreements -- The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and

PAINEWEBBER

apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Futures Contracts -- Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund is subject to a number of guidelines which reduce this risk by seeking to ensure that financial futures contracts are used for hedging purposes as well as to manage the average duration of a Fund's portfolio and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

Federal Taxes -- Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ

PAINEWEBBER

from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

ACQUISITIONS

Acquisition of PaineWebber Income Fund ("Income Fund") -- Effective as of the close of business on April 29, 1994, Investment Grade Income Fund acquired all of the net assets of Income Fund pursuant to a plan of reorganization approved by Income Fund shareholders. The acquisition was accomplished by a tax-free exchange of 12,647,181 Class A, 2,618,902 Class B, and 1,093,463 Class D (currently Class C) shares of Investment Grade Income Fund for 13,591,398 Class A, 2,817,387 Class B, and 1,175,099 Class D shares, respectively, of Income Fund outstanding on April 29, 1994. Income Fund's net assets at that date, valued at $167,217,960, including accumulated net realized losses of $36,695,472 and net unrealized depreciation of investments of $6,651,112, were combined with those of Investment Grade Income Fund.

Acquisition of Mitchell Hutchins/Kidder, Peabody Government Income Fund ("MH/KP Government Income Fund") -- Effective as of the close of business on October 20, 1995, U.S. Government Income Fund acquired all the net assets of MH/KP Government Income Fund pursuant to a plan of reorganization approved by MH/KP Government Income Fund shareholders on October 19, 1995. The acquisition was accomplished by a tax-free exchange of 4,290,119 Class A, 138,273 Class D (currently Class C) and 342,128 Class C (currently Class Y) shares of U.S. Government Income Fund for 2,722,402 Class A, 87,710 Class B, and 217,018 Class C shares, respectively, of MH/KP Government Income Fund outstanding on October 20, 1995. MH/KP Government Income Fund's net assets at that date, valued at $43,064,945, including accumulated net realized losses of $9,283,707 and net unrealized appreciation of investments of $763,982, were combined with those of the U.S. Government Income Fund.

PAINEWEBBER

Acquisition of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Fixed Income Fund") -- Effective as of the close of business on October 20, 1995, U.S. Government Income Fund acquired all the net assets of MH/KP Intermediate Fixed Income Fund pursuant to a plan of reorganization approved by MH/KP Intermediate Fixed Income Fund shareholders on October 19, 1995. The acquisition was accomplished by a tax-free exchange of 1,619,680 Class A, 209,318 Class D (currently Class C) and 98,013 Class C (currently Class Y) shares of U.S. Government Income Fund for 1,199,812 Class A, 154,885 Class B, and 72,584 Class C shares, respectively, of MH/KP Intermediate Fixed Income Fund outstanding on October 20, 1995. MH/KP Intermediate Fixed Income Fund's net assets at that date, valued at $17,397,551, including accumulated net realized losses of $2,284,311 and net unrealized appreciation of investments of $444,710, were combined with those of the U.S. Government Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At November 30, 1995, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $236,541, $151,345 and $245,380, respectively, in investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse each Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to each Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended November 30, 1995, no reimbursements were required pursuant to the above limitation for any of the Funds.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class C (formerly Class D) shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the

PAINEWEBBER

average daily net assets of Class B shares and Class C (formerly Class D) shares, respectively. At November 30, 1995, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $189,882, $135,307 and $309,205, respectively, in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended November 30, 1995, it earned $515,410, $324,881 and $1,492,597 in sales charges for the U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the year ended November 30, 1995, PaineWebber earned $154,428, $99,641 and $158,323 in transfer agency service fees from U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively. At November 30, 1995, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed PaineWebber $12,288, $14,999 and $12,302, respectively, for shareholder service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1995 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1995, the components of the net unrealized appreciation/depreciation of investments were as follows:

                                           U.S.      INVESTMENT
                                        GOVERNMENT      GRADE         HIGH
                                        INCOME FUND  INCOME FUND  INCOME FUND
                                        -----------  -----------  ------------
Gross appreciation (investments having
 an excess of value over cost)........  $18,921,967  $18,416,737  $ 25,161,664
Gross depreciation (investments having
 an excess of cost over value)........     (285,764)    (378,170)  (83,007,785)
                                        -----------  -----------  ------------
Net unrealized appreciation
 (depreciation) of investments........  $18,636,203  $18,038,567  $(57,846,121)
                                        ===========  ===========  ============

PAINEWEBBER


For the year ended November 30, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                             U.S.       INVESTMENT
                                          GOVERNMENT      GRADE         HIGH
                                         INCOME FUND   INCOME FUND  INCOME FUND
                                        -------------- ------------ ------------
Purchases.............................. $1,113,317,921 $517,531,960 $561,226,269
Sales.................................. $1,158,781,567 $574,218,089 $622,891,165

FEDERAL INCOME TAX STATUS

At November 30, 1995, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of approximately $278,666,740, $98,174,733 and $256,601,184, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 1996 and November 30, 2003.

The capital loss carryforward for U.S. Government Income Fund includes capital losses acquired pursuant to its reorganizations with MH/KP Government Income Fund and MH/KP Intermediate Fixed Income Fund in the amounts of $9,286,109 and $2,239,627, respectively. The capital loss carryforward for Investment Grade Income Fund includes capital losses acquired pursuant to its reorganization with the Income Fund of $36,695,472.

To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended November 30, 1995, U.S. Government Income Fund's overdistributed/underdistributed net investment income was increased by $694,494; accumulated net realized gain/loss was increased by $42,278; and beneficial interest was decreased by $736,772.

PAINEWEBBER

            SHARES OF BENEFICIAL INTEREST

            THERE IS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                             CLASS A                    CLASS B                   CLASS C                 CLASS Y
                    --------------------------  ------------------------  ------------------------  --------------------
                      Shares        Amount        Shares       Amount       Shares       Amount      Shares     Amount
                    -----------  -------------  ----------  ------------  ----------  ------------  --------  ----------
U.S. Government Income Fund
Year Ended November 30, 1995:
Shares sold........     567,868  $   4,893,780   1,041,362  $  9,030,263     617,760  $  5,366,938   178,845  $1,566,822
Shares issued in
 connection with
 the acquisition of
 Mitchell
 Hutchins/Kidder,
 Peabody
 Intermediate Fixed
 Income Fund.......   1,619,680     14,625,152         --            --      209,318     1,888,044    98,013     884,355
Shares issued in
 connection with
 the acquisition of
 Mitchell
 Hutchins/Kidder,
 Peabody Government
 Income Fund.......   4,290,119     38,732,028         --            --      138,273     1,247,330   342,128   3,085,587
Shares
 repurchased....... (11,424,195)   (99,775,829) (3,971,731)  (34,673,089) (3,397,945)  (29,578,351) (369,283) (3,301,390)
Shares converted
 from Class B to
 Class A...........     113,269        977,788    (113,269)     (977,788)        --            --        --          --
Dividends
 reinvested........   1,554,471     13,634,365     365,906     3,205,239     282,504     2,470,539    39,956     350,245
                    -----------  -------------  ----------  ------------  ----------  ------------  --------  ----------
Net increase
 (decrease)........  (3,278,788) $ (26,912,716) (2,677,732) $(23,415,375) (2,150,090) $(18,605,500)  289,659  $2,585,619
                    ===========  =============  ==========  ============  ==========  ============  ========  ==========
Year Ended November 30, 1994:
Shares sold........   2,194,886  $  21,105,595   2,683,818  $ 25,083,436   2,771,863  $ 26,580,036   107,988  $1,012,995
Shares
 repurchased....... (18,389,111)  (168,398,977) (7,474,061)  (68,931,236) (9,522,607)  (88,822,081) (186,721) (1,727,676)
Shares converted
 from Class B to
 Class A...........      50,083        464,467     (50,083)     (464,467)        --            --        --          --
Dividends
 reinvested........   1,915,098     17,758,175     495,622     4,599,701     493,223     4,597,786    40,709     376,367
                    -----------  -------------  ----------  ------------  ----------  ------------  --------  ----------
Net decrease....... (14,229,044) $(129,070,740) (4,344,704) $(39,712,566) (6,257,521) $(57,644,259)  (38,024) $ (338,314)
                    ===========  =============  ==========  ============  ==========  ============  ========  ==========
Investment Grade Income Fund
Year Ended November 30, 1995:
Shares sold........   1,118,498  $  11,245,387   1,602,309  $ 16,080,209   1,203,107  $ 12,241,790
Shares
 repurchased.......  (6,102,145)   (61,730,284) (2,170,282)  (22,050,209) (2,382,752)  (24,084,331)
Shares converted
 from Class B to
 Class A...........     166,181      1,661,858    (166,181)   (1,661,858)        --            --
Dividends
 reinvested........     992,104     10,085,704     248,368     2,525,239     145,268     1,474,598
                    -----------  -------------  ----------  ------------  ----------  ------------
Net decrease.......  (3,825,362) $ (38,737,335)   (485,786) $ (5,106,619) (1,034,377) $(10,367,943)
                    ===========  =============  ==========  ============  ==========  ============
Year Ended November 30, 1994:
Shares sold........   2,253,575  $  23,559,584   2,748,255  $ 28,306,967   2,777,103  $ 29,289,372
Shares issued in
 connection with
 the acquisition of
 the PaineWebber
 Income Fund.......  12,647,181    129,212,006   2,618,902    26,728,624   1,093,463    11,127,330
Shares
 repurchased.......  (6,542,726)   (65,956,742) (2,848,257)  (28,719,821) (3,671,524)  (37,284,608)
Shares converted
 from Class B to
 Class A...........     312,181      3,161,809    (312,190)   (3,161,809)        --            --
Dividends
 reinvested........     955,311      9,756,340     242,740     2,486,037     212,380     2,189,642
                    -----------  -------------  ----------  ------------  ----------  ------------
Net increase.......   9,625,522  $  99,732,997   2,449,450  $ 25,639,998     411,422  $  5,321,736
                    ===========  =============  ==========  ============  ==========  ============

PAINEWEBBER

            SHARES OF BENEFICIAL INTEREST -- (CONCLUDED)

                                  CLASS A                     CLASS B                     CLASS C
                         --------------------------  --------------------------  --------------------------
                           Shares        Amount        Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------  -----------  -------------
High Income Fund
Year Ended November 30, 1995:
Shares sold.............   4,193,138  $  29,947,530   10,325,456  $  73,506,514    8,404,914  $  60,129,427
Shares repurchased......  (8,121,352)   (57,873,371) (13,672,291)   (97,254,677) (10,508,559)   (74,954,109)
Shares converted from
 Class B to Class A.....     265,832      1,888,065     (266,021)    (1,888,065)         --             --
Dividends reinvested....   1,814,578     12,966,608    1,246,815      8,905,265      911,864      6,525,812
                         -----------  -------------  -----------  -------------  -----------  -------------
Net decrease............  (1,847,804) $ (13,071,168)  (2,366,041) $ (16,730,963)  (1,191,781) $  (8,298,870)
                         ===========  =============  ===========  =============  ===========  =============
Year Ended November 30, 1994:
Shares sold.............   8,883,010  $  75,638,582   18,254,951  $ 155,033,164   16,905,382  $ 146,868,998
Shares repurchased...... (15,069,065)  (124,250,729) (18,822,027)  (153,776,805) (22,171,116)  (185,680,689)
Shares converted from
 Class B to Class A.....     487,991      4,129,197     (488,453)    (4,129,197)         --             --
Dividends reinvested....   2,002,590     16,546,529    1,199,402      9,863,476    1,215,286     10,101,031
                         -----------  -------------  -----------  -------------  -----------  -------------
Net increase
 (decrease).............  (3,695,474) $ (27,936,421)     143,873  $   6,990,638   (4,050,448) $ (28,710,660)
                         ===========  =============  ===========  =============  ===========  =============

                      [This Page Intentionally Left Blank]

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                           CLASS A
                         ----------------------------------------------------
                               For the Years Ended November 30,
                         ----------------------------------------------------
                           1995         1994       1993      1992      1991
                         --------     --------   --------  --------  --------
Net asset value,
 beginning of period....   $ 8.50       $10.03     $ 9.98    $ 9.97    $ 9.47
                         --------     --------   --------  --------  --------
Net investment income...     0.58         0.60       0.67      0.75      0.77
Net realized and
 unrealized gains
 (losses) from
 investment, option and
 futures transactions...     0.62        (1.53)      0.05      0.01      0.49
                         --------     --------   --------  --------  --------
Net increase (decrease)
 from investment
 operations.............     1.20        (0.93)      0.72      0.76      1.26
                         --------     --------   --------  --------  --------
Dividends from net
 investment income......    (0.58)       (0.60)     (0.67)    (0.75)    (0.76)
                         --------     --------   --------  --------  --------
Net asset value, end of
 period.................   $ 9.12       $ 8.50     $10.03    $ 9.98    $ 9.97
                         ========     ========   ========  ========  ========
Total investment return
 (1)....................    14.70%       (9.62)%     7.38%     7.92%    13.80%
                         ========     ========   ========  ========  ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's)......... $430,285     $428,722   $648,923  $703,198  $737,189
Ratio of expenses to
 average net assets.....     1.03%(2)     0.95%      0.91%     0.93%     0.87%
Ratio of net investment
 income to average net
 assets.................     6.65%(2)     6.48%      6.60%     7.42%     7.94%
Portfolio turnover
 rate...................      206%         358%        83%       28%       71%

-------
# Commencement of issuance of shares
* Annualized
** Formerly Class D
*** Formerly Class C
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.03% for each class of shares.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND


                    CLASS B                                            CLASS C**
------------------------------------------------------- ---------------------------------------------
                                         For the Period                                For the Period
       For the Years Ended               July 1, 1991#    For the Years Ended          July 2, 1992#
          November 30,                         to             November 30,                   to
---------------------------------------   November 30,  -----------------------------   November 30,
 1995        1994      1993      1992         1991       1995        1994      1993         1992
-------     -------  --------  --------  -------------- -------     -------  --------  --------------
 $ 8.50      $10.03    $ 9.98    $ 9.98      $ 9.59      $ 8.49      $10.02    $ 9.98       $10.13
-------     -------  --------  --------     -------     -------     -------  --------     --------
   0.51        0.53      0.60      0.67        0.29        0.53        0.55      0.62         0.25
   0.63       (1.53)     0.05      0.01        0.39        0.63       (1.53)     0.04        (0.15)
-------     -------  --------  --------     -------     -------     -------  --------     --------
   1.14       (1.00)     0.65      0.68        0.68        1.16       (0.98)     0.66         0.10
-------     -------  --------  --------     -------     -------     -------  --------     --------
  (0.52)      (0.53)    (0.60)    (0.68)      (0.29)      (0.54)      (0.55)    (0.62)       (0.25)
-------     -------  --------  --------     -------     -------     -------  --------     --------
 $ 9.12      $ 8.50    $10.03    $ 9.98      $ 9.98      $ 9.11      $ 8.49    $10.02       $ 9.98
=======     =======  ========  ========     =======     =======     =======  ========     ========
  13.81%    (10.31)%     6.57%     6.98%       6.78%      14.12%    (10.08)%     6.75%        0.62%
=======     =======  ========  ========     =======     =======     =======  ========     ========
$82,469     $99,581  $161,158  $132,357     $23,532     $53,832     $68,400  $143,473     $127,026
   1.81%(2)    1.72%     1.66%     1.67%       1.68%*      1.55%(2)    1.45%     1.40%        1.44%*
   5.88%(2)    5.71%     5.79%     6.38%       6.40%*      6.17%(2)    5.99%     6.06%        6.13%*
    206%        358%       83%       28%         71%        206%        358%       83%          28%
                    CLASS B                                             CLASS Y***
------------------------------------------------------- -------------------------------------------------
                                                                            For the Period
                                                                            September 11,
       For the Years Ended                   For the Years Ended                1991#
          November 30,                          November 30,                      to
---------------------------------------- ----------------------------------  November 30,
 1995        1995       1994    1993    1992                                     1991
----------- ---------- ------- ------- -------                              --------------
 $ 8.50     $ 8.49     $10.02  $ 9.97  $ 9.97      $ 9.88
----------- ---------- ------- ------- ------- --------------
   0.51       0.61       0.62    0.70    0.77        0.18
   0.63       0.62      (1.53)   0.05    0.01        0.09
----------- ---------- ------- ------- ------- --------------
   1.14       1.23      (0.91)   0.75    0.78        0.27
----------- ---------- ------- ------- ------- --------------
  (0.52)     (0.61)     (0.62)  (0.70)  (0.78)      (0.18)
----------- ---------- ------- ------- ------- --------------
 $ 9.12     $ 9.11     $ 8.49  $10.02  $ 9.97      $ 9.97
=========== ========== ======= ======= ======= ==============
  13.81%     15.06%    (9.37)%   7.69%   8.13%       2.37%
=========== ========== ======= ======= ======= ==============
$82,469     $7,957     $4,955  $6,232  $5,517      $4,514
   1.81%(2)   0.71%(2)   0.65%   0.62%   0.63%       0.72%*
   5.88%(2)   6.96%(2)   6.76%   6.87%   7.70%       8.36%*
    206%       206%       358%     83%     28%         71%

PAINEWEBBER INVESTMENT GRADE INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                             CLASS A
                         -----------------------------------------------------
                                 For the Years Ended November 30,
                         -----------------------------------------------------
                           1995      1994      1993      1992      1991
                         --------  --------  --------  --------  --------
Net asset value,
 beginning of period....   $ 9.67    $11.08    $10.38    $10.17    $ 9.50
                         --------  --------  --------  --------  --------
Net investment income...     0.76      0.77      0.79      0.81      0.82
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........     1.01     (1.41)     0.70      0.22      0.66
                         --------  --------  --------  --------  --------
Net increase (decrease)
 from investment
 operations.............     1.77     (0.64)     1.49      1.03      1.48
                         --------  --------  --------  --------  --------
Dividends from net
 investment income......    (0.76)    (0.77)    (0.79)    (0.82)    (0.81)
                         --------  --------  --------  --------  --------
Net asset value, end of
 period.................   $10.68    $ 9.67    $11.08    $10.38    $10.17
                         ========  ========  ========  ========  ========
Total investment return
 (1)....................    18.95%   (5.99)%    14.77%    10.39%    16.17%
                         ========  ========  ========  ========  ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's)......... $258,898  $271,553  $204,418  $197,795  $220,216
Ratio of expenses to
 average net assets.....     0.95%     0.97%     0.96%     1.01%     0.91%
Ratio of net investment
 income to average net
 assets.................     7.42%     7.50%     7.24%     7.81%     8.32%
Portfolio turnover
 rate...................      149%      142%       27%       44%       46%

-------
# Commencement of issuance of shares
* Annualized
** Formerly Class D
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

PAINEWEBBER INVESTMENT GRADE INCOME FUND


                   CLASS B                                        CLASS C**
--------------------------------------------------- ------------------------------------------
                                     For the Period                             For the Period
      For the Years Ended            July 1, 1991#    For the Years Ended       July 2, 1992#
         November 30,                      to            November 30,                 to
-----------------------------------   November 30,  --------------------------   November 30,
 1995     1994      1993     1992         1991       1995     1994      1993         1992
-------  -------   -------  -------  -------------- -------  -------   -------  --------------
 $ 9.67   $11.07    $10.38   $10.17      $ 9.79      $ 9.67   $11.08    $10.38      $10.48
-------  -------   -------  -------      ------     -------  -------   -------     -------
   0.68     0.69      0.71     0.73        0.31        0.70     0.72      0.74        0.28
   1.00    (1.40)     0.69     0.22        0.38        1.01    (1.41)     0.70       (0.10)
-------  -------   -------  -------      ------     -------  -------   -------     -------
   1.68    (0.71)     1.40     0.95        0.69        1.71    (0.69)     1.44        0.18
-------  -------   -------  -------      ------     -------  -------   -------     -------
  (0.68)   (0.69)    (0.71)   (0.74)      (0.31)      (0.70)   (0.72)    (0.74)      (0.28)
-------  -------   -------  -------      ------     -------  -------   -------     -------
 $10.67   $ 9.67    $11.07   $10.38      $10.17      $10.68   $ 9.67    $11.08      $10.38
=======  =======   =======  =======      ======     =======  =======   =======     =======
  17.97%   (6.60)%   13.81%    9.56%       6.76%      18.37%   (6.40)%   14.21%       1.32%
=======  =======   =======  =======      ======     =======  =======   =======     =======
$71,372  $69,359   $52,301  $20,862      $5,368     $39,150  $45,473   $47,527     $16,067
   1.70%    1.72%     1.70%    1.74%       1.67%*      1.45%    1.45%     1.44%       1.49%*
   6.67%    6.73%     6.40%    6.88%       6.87%*      6.95%    6.99%     6.61%       6.83%*
    149%     142%       27%      44%         46%        149%     142%       27%         44%

PAINEWEBBER HIGH INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                             -------------------------------------------------
                                   For the Years Ended November 30,
                             -------------------------------------------------
                               1995      1994       1993      1992      1991
                             --------  --------   --------  --------  --------
Net asset value, beginning
 of period.................    $ 7.14    $ 8.73     $ 7.92    $ 7.30    $ 5.61
                             --------  --------   --------  --------  --------
Net investment income......      0.79      0.86       0.89      0.98      0.98
Net realized and unrealized
 gains (losses) from
 investment transactions...     (0.17)    (1.59)      0.83      0.61      1.69
                             --------  --------   --------  --------  --------
Net increase (decrease)
 from investment
 operations................      0.62     (0.73)      1.72      1.59      2.67
                             --------  --------   --------  --------  --------
Dividends from net
 investment income.........     (0.80)    (0.86)     (0.91)    (0.97)    (0.98)
                             --------  --------   --------  --------  --------
Net asset value, end of
 period....................    $ 6.96    $ 7.14     $ 8.73    $ 7.92    $ 7.30
                             ========  ========   ========  ========  ========
Total investment return
 (1).......................      9.01%    (9.20)%    22.89%    22.99%    51.11%
                             ========  ========   ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's)...................  $248,619  $268,397   $360,281  $279,685  $243,210
Ratio of expenses to
 average net assets........      0.93%     0.91%      0.93%     0.98%     1.05%
Ratio of net investment
 income to average net
 assets....................     11.17%    10.43%     10.61%    12.68%    15.12%
Portfolio turnover rate....        94%      156%       182%      185%      117%

-------
# Commencement of issuance of shares
* Annualized
** Formerly Class D
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

PAINEWEBBER HIGH INCOME FUND


                     CLASS B                                           CLASS C**
------------------------------------------------------ ---------------------------------------------
                                        For the Period                                For the Period
       For the Years Ended              July 1, 1991#     For the Years Ended         July 2, 1992#
           November 30,                       to              November 30,                  to
--------------------------------------   November 30,  -----------------------------   November 30,
  1995      1994       1993     1992         1991        1995      1994       1993         1992
--------  --------   --------  -------  -------------- --------  --------   --------  --------------
  $ 7.14    $ 8.72     $ 7.91   $ 7.29      $ 6.85       $ 7.15    $ 8.74     $ 7.92      $ 7.80
--------  --------   --------  -------     -------     --------  --------   --------     -------
    0.74      0.80       0.83     0.92        0.41         0.76      0.82       0.85        0.33
   (0.18)    (1.58)      0.82     0.61        0.44        (0.18)    (1.59)      0.82        0.11
--------  --------   --------  -------     -------     --------  --------   --------     -------
    0.56     (0.78)      1.65     1.53        0.85         0.58     (0.77)      1.67        0.44
--------  --------   --------  -------     -------     --------  --------   --------     -------
   (0.75)    (0.80)     (0.84)   (0.91)      (0.41)       (0.76)    (0.82)     (0.85)      (0.32)
--------  --------   --------  -------     -------     --------  --------   --------     -------
  $ 6.95    $ 7.14     $ 8.72   $ 7.91      $ 7.29       $ 6.97    $ 7.15     $ 8.74      $ 7.92
========  ========   ========  =======     =======     ========  ========   ========     =======
    8.05%    (9.77)%    21.89%   22.07%      11.93%        8.45%    (9.62)%    22.19%       5.21%
========  ========   ========  =======     =======     ========  ========   ========     =======
$212,946  $235,480   $286,525  $99,645     $18,274     $103,911  $115,196   $176,161     $35,992
    1.68%     1.64%      1.66%    1.70%       1.73%*       1.44%     1.38%      1.39%       1.45%*
   10.42%     9.66%      9.69%   11.42%      12.43%*      10.63%     9.91%      9.81%      10.67%*
      94%      156%       182%     185%        117%          94%      156%       182%        185%

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, and PaineWebber High Income Fund (three of the portfolios of PaineWebber Managed Investments Trust) (the "Funds") as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, and PaineWebber High Income Fund at November 30, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

New York, New York
January 25, 1996

PAINEWEBBER

  TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (November 30, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund during the fiscal year were derived from net investment income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.